Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Statement of Financial Position [Abstract]
Common Stock, par value
Common Stock, shares authorized
Common Stock, shares issued	89,484,792	89,372,359	86,328,952
Common Stock, shares outstanding	89,484,792	89,372,359	86,328,952